Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,702,000
Previously Paid Amount	0.00
Total Fee Amount	260.58
Total Offset Amount	0.00
Net Fee	260.58
Narrative - Max Aggregate Offering Price	$ 1,702,000
Final Prospectus	true